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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02361
ING VP Intermediate Bond Portfolio
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)       (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Intermediate Bond Portfolio
The schedules are not audited.

ING VP Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Corporate Bonds/Notes: 21.8%
		Agriculture: 0.1%
$1,332,000	#, C	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$1,335,330

			1,335,330

		Auto Manufacturers: 0.3%
2,305,000	L	Ford Motor Co., 6.625%, due 10/01/28	1,676,888
11,708,000		General Motors Corp., 4.470%, due 03/15/36	3,044,080
941,000	S	General Motors Corp., 7.400%, due 09/01/25	679,873

			5,400,841

		Banks: 5.5%
4,106,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	3,494,900
2,377,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	2,369,196
3,662,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	4,125,957
2,230,000	@@, C	Bank of Ireland, 4.170%, due 12/29/49	1,912,856
2,404,000	@@, C	Bank of Nova Scotia, 4.250%, due 08/21/85	2,030,140
1,022,000	@@, C	Bank of Scotland, 3.750%, due 11/30/49	884,030
3,747,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	4,015,679
2,059,000	@@, C	Barclays Bank PLC, 6.278%, due 12/15/49	2,028,650
3,692,000	@@, #, C, L	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	3,560,148
2,223,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	2,192,645
1,862,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	1,962,492
2,650,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	2,232,625
3,325,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	4,071,931
2,388,000	@@, #	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	2,377,691
2,000	C, S	Fleet Capital Trust II, 7.920%, due 12/11/26	2,141
5,462,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	5,508,760
5,884,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	5,045,530
3,217,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	2,768,183
3,023,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	2,959,200
2,472,000	C, S	Mellon Capital I, 7.720%, due 12/01/26	2,641,362
2,253,000	@@, C	National Australia Bank Ltd., 4.492%, due 10/29/49	2,032,594
1,351,000	C	NB Capital Trust II, 7.830%, due 12/15/26	1,445,709
1,266,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	1,369,160
2,737,000		PNC Funding Corp., 4.500%, due 03/10/10	2,707,175
4,293,000	#, C, L	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,312,134
6,921,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	5,952,538
2,291,000	@@, C	Societe Generale, 3.625%, due 11/29/49	2,040,807
5,524,000	@@, C, L	Standard Chartered PLC, 3.750%, due 11/29/49	4,474,440
2,213,000	@@, C	Standard Chartered PLC, 4.467%, due 07/29/49	1,786,998
2,544,000	@@, C, L	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,685,195
3,847,000		Wachovia Corp., 5.500%, due 08/01/35	3,766,632
2,271,000	@@, C	Westpac Banking Corp., 4.369%, due 09/30/49	1,937,917

			90,695,415

		Beverages: 0.3%
3,740,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	4,459,950

			4,459,950

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Chemicals: 0.6%
$846,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	$855,298
1,030,000		Stauffer Chemical, 5.480%, due 04/15/10	822,352
2,280,000		Stauffer Chemical, 7.500%, due 04/15/17	1,214,237
6,065,000		Union Carbide Corp., 7.750%, due 10/01/96	6,408,382

			9,300,269

		Diversified Financial Services: 6.1%
948,000	@@, #, I	Alpine III, 4.330%, due 08/16/14	950,623
948,000	@@, #, I	Alpine III, 4.740%, due 08/16/14	950,286
1,576,000	@@, #, I	Alpine III, 6.540%, due 08/16/14	1,582,887
2,646,000	@@, #, I	Alpine III, 9.790%, due 08/16/14	2,722,798
859,153	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	873,505
1,885,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	1,865,025
1,847,760	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	1,948,376
1,020,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	1,050,554
745,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	768,218
4,495,158	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	4,478,863
7,348,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	7,305,933
541,000	@@, #	Bosphorus Financial Services Ltd., 5.590%, due 02/15/12	525,661
2,498,000	@@, C	BNP Paribas, 4.045%, due 12/31/49	2,144,795
4,810,437	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,834,489
5,031,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	4,938,379
2,457,000	C	Citigroup Capital II, 7.750%, due 12/01/36	2,606,710
4,948,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	5,291,114
1,079,000	@@, C	Financiere CSFB NV, 4.188%, due 03/29/49	939,933
2,871,000	L	Goldman Sachs Group, Inc., 4.070%, due 03/02/10	2,875,522
3,231,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	4,322,752
1,499,000		International Lease Finance Corp., 5.000%, due 04/15/10	1,505,834
2,916,000	C, S	JPM Capital Trust I, 7.540%, due 01/15/27	3,103,989
3,229,000	C, S	JPM Capital Trust II, 7.950%, due 02/01/27	3,472,089
4,609,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	4,624,417
3,544,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,492,364
1,987,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	1,977,816
2,604,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	2,596,524
6,017,886	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	6,054,985
4,220,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	4,279,519
1,700,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	7,909,035
2,400,000	#, C	Twin Reefs Pass-Through Trust, 4.935%, due 12/10/49	2,395,056
2,805,000	@@, C, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	3,076,215
2,312,000	#, C, S	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,500,303

			99,964,569

		Electric: 2.7%
4,479,433	C, S	CE Generation LLC, 7.416%, due 12/15/18	4,787,094
4,392,000	C	Consumers Energy Co., 4.250%, due 04/15/08	4,331,592
440,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	484,547
2,356,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	2,756,487
3,892,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	3,833,943
3,409,000	C, S	Enterprise Capital Trust II, 5.240%, due 06/30/28	3,382,134
2,975,000	C, L	FirstEnergy Corp., 6.450%, due 11/15/11	3,171,680
5,125,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	6,029,869
1,878,771	#, C	Juniper Generation, 6.790%, due 12/31/14	1,841,876
2,534,000	@@, +	Korea Electric Power Corp., 0.570%, due 04/01/96	1,520,400

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 2.7% (continued)
2,687,000	C	NorthWestern Corp., 5.875% due 11/01/14	$2,727,942
2,281,000	#, C	Pinnacle West Energy Corp., 4.565%, due 04/01/07	2,281,000
2,507,000	C	Potomac Edison Co., 5.000%, due 11/01/06	2,512,029
1,666,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	1,702,550
668,700		PPL Montana LLC, 8.903%, due 07/02/20	776,317
878,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	897,755
966,412	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	1,002,693

			44,039,908

		Food: 0.4%
996,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	1,051,448
1,303,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	1,418,722
4,616,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	4,735,748

			7,205,918

		Gas: 0.2%
2,895,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	2,990,506

			2,990,506

		Home Builders: 0.0%
117,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	121,680

			121,680

		Insurance: 0.8%
4,134,000	L	AON Capital Trust, 8.205%, due 01/01/27	4,753,401
1,741,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,754,017
2,126,000		Prudential Financial, Inc., 4.104%, due 11/15/06	2,111,879
4,557,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	4,883,204

			13,502,501

		Media: 0.1%
2,285,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	2,458,989

			2,458,989

		Oil & Gas: 1.7%
2,289,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	2,476,254
2,254,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	2,164,485
1,771,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	1,916,144
2,534,000	@@, +	Husky Oil Co., 8.900%, due 08/15/28	2,759,126
4,543,000	@@, #	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	4,738,349
2,141,000	@@, #, C	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	2,122,266
5,728,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	5,731,225
3,046,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	3,129,765
1,757,000	C	Valero Energy Corp., 7.500%, due 04/15/32	2,127,467

			27,165,081

		Pharmaceuticals: 0.1%
536,000	#, C	AmerisourceBergen Corp., 5.625%, due 09/15/12	530,640
1,073,000	#, C	AmerisourceBergen Corp., 5.875%, due 09/15/15	1,064,953

			1,595,593

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Pipelines: 0.1%
1,022,000	C	KN Capital Trust III, 7.630%, due 04/15/28	$1,158,376

			1,158,376

		Real Estate: 0.2%
3,109,000	C	EOP Operating LP, 7.750%, due 11/15/07	3,292,919

			3,292,919

		Real Estate Investment Trust: 0.7%
586,000	C	Liberty Property LP, 6.375%, due 08/15/12	621,494
2,972,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,238,107
2,629,000	C	Simon Property Group LP, 4.875%, due 03/18/10	2,624,494
4,112,000	C	Simon Property Group LP, 6.375%, due 11/15/07	4,236,347

			10,720,442

		Retail: 0.2%
3,517,000	C	May Department Stores Co., 3.950%, due 07/15/07	3,469,077

			3,469,077

		Savings & Loans: 0.2%
2,638,000	C	Great Western Financial, 8.206%, due 02/01/27	2,841,735

			2,841,735

		Telecommunications: 1.4%
2,454,000	C	AT&T Corp., 9.750%, due 11/15/31	3,119,648
2,228,000	C, L	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	3,016,429
2,887,000	C	BellSouth Corp., 4.200%, due 09/15/09	2,833,573
1,970,000	C, L	BellSouth Corp., 6.000%, due 11/15/34	1,985,037
2,361,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	3,212,116
2,079,000	@@, +, L	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	2,359,349
937,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	1,100,229
2,174,000	C, L	SBC Communications, Inc., 6.150%, due 09/15/34	2,232,372
1,548,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	1,550,721
2,235,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	2,219,482

			23,628,956

		Transportation: 0.1%
2,283,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	2,294,876

			2,294,876

		Total Corporate Bonds/Notes
		(Cost $360,591,089)	357,642,931

U.S. Government Agency Obligations: 29.8%
		Federal Home Loan Bank: 0.9%
15,955,000	L	3.250%, due 12/17/07	15,578,526

			15,578,526

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 7.5%
27,620,000	C, L	2.700%, due 03/16/07	$26,971,151
7,553,000		3.875%, due 06/15/08	7,456,782
7,790,000	L	4.000%, due 08/17/07	7,746,376
3,415,548	C	4.500%, due 12/15/16	3,390,533
1,393,041	C	4.500%, due 06/15/17	1,381,251
7,571,000	C	4.500%, due 02/15/20	7,215,728
1,615,000	C	5.000%, due 05/15/20	1,607,183
9,336,246	C	5.000%, due 08/15/21	9,320,941
7,682,000	C	5.000%, due 04/15/23	7,592,957
1,571,817		5.038%, due 04/01/35	1,557,481
5,438,874		5.223%, due 06/01/35	5,403,572
4,826,683	C	5.500%, due 11/15/18	4,894,036
10,131,000		5.500%, due 10/15/35	10,134,160
5,018,000	L	5.875%, due 03/21/11	5,292,349
21,355,361	C	6.000%, due 01/15/29	21,876,962
740,009		7.500%, due 11/01/28	786,325

			122,627,787

		Federal National Mortgage Association: 20.8%
16,149,000		3.875%, due 07/15/08	15,906,587
2,750,549	C	3.970%, due 04/25/35	2,754,533
4,744,000	L	4.250%, due 09/15/07	4,733,008
1,613,784		4.500%, due 09/25/16	1,601,844
7,808,996		4.500%, due 10/25/17	7,743,821
8,095,000		4.500%, due 10/15/18	7,928,041
497,000		4.500%, due 10/15/35	473,859
5,307,024		4.643%, due 08/01/35	5,271,857
6,474,000	C	4.750%, due 12/25/42	6,473,144
5,106,503		4.823%, due 08/01/35	5,074,906
3,395,000		5.000%, due 10/15/18	3,386,513
90,538,000		5.000%, due 11/15/34	88,557,481
2,173,822		5.065%, due 04/01/35	2,192,806
7,762,596		5.150%, due 09/01/35	7,774,240
7,140,000		5.250%, due 08/01/12	7,345,653
1,905,734		5.325%, due 07/01/35	1,896,285
32,444		5.500%, due 11/01/16	32,952
155,852		5.500%, due 12/01/16	158,289
20,790		5.500%, due 04/01/17	21,110
58,704		5.500%, due 02/01/18	59,607
14,359		5.500%, due 06/01/18	14,577
90,247		5.500%, due 10/01/18	91,634
12,109,130		5.500%, due 10/15/18	12,286,989
5,177,256		5.500%, due 11/01/32	5,181,645
30,916,514		5.500%, due 11/01/33	30,941,744
21,039,000		5.500%, due 10/15/35	21,032,436
209,335		6.000%, due 06/01/16	215,433
28,221		6.000%, due 08/01/16	29,043
403,948		6.000%, due 10/01/16	415,715
464,970		6.000%, due 01/01/17	478,511
176,158		6.000%, due 02/01/17	181,286
977,330		6.000%, due 04/01/17	1,005,784

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 20.8% (continued)
700,313		6.000%, due 05/01/17	$720,702
309,658		6.000%, due 06/01/17	318,673
511,530		6.000%, due 07/01/17	526,423
760,765		6.000%, due 08/01/17	782,934
2,538,425		6.000%, due 09/01/17	2,612,330
12,204		6.000%, due 10/01/17	12,559
644,165		6.000%, due 11/01/17	662,930
12,347		6.000%, due 02/01/18	12,707
592,380		6.000%, due 04/01/18	609,430
175,091		6.000%, due 09/01/18	180,192
171,819		6.000%, due 11/01/18	176,824
254,060		6.000%, due 12/01/18	261,461
818,000		6.000%, due 10/15/20	841,262
12,061,722		6.000%, due 07/25/29	12,419,121
5,670,950		6.000%, due 04/25/31	5,849,419
34,104,000		6.000%, due 10/15/34	34,679,505
3,613,658		6.500%, due 08/01/29	3,732,367
18,730,000		6.500%, due 10/01/31	19,280,194
357,753		6.500%, due 01/01/32	368,921
275,953		6.500%, due 09/01/32	284,419
562,592		6.500%, due 10/01/32	579,852
6,405,000		6.625%, due 11/15/10	7,011,304
27,496		7.000%, due 08/01/25	28,893
18,046		7.000%, due 10/01/25	18,963
4,466		7.000%, due 11/01/25	4,693
115,187		7.000%, due 12/01/25	121,039
124,010		7.000%, due 02/01/26	130,310
251,074		7.000%, due 03/01/26	263,790
311,191		7.000%, due 01/01/30	325,949
3,804,707		7.000%, due 06/01/31	3,989,798
188,512		7.000%, due 08/01/35	197,372
201,171		7.500%, due 10/01/30	212,994
307,379		7.500%, due 11/01/30	325,443
2,529,266	C	7.500%, due 01/25/48	2,649,820
346,322		10.000%, due 02/25/19	380,429

			341,834,355

		Government National Mortgage Association: 0.6%
159,014		4.125%, due 12/20/29	158,987
223,996		4.375%, due 04/20/28	225,688
4,188,054		6.500%, due 10/15/31	4,360,131
636,280		7.000%, due 04/15/26	671,192
295,533		7.000%, due 05/15/32	310,887
39,705		7.500%, due 04/15/22	42,461
11,760		7.500%, due 05/15/22	12,576
9,640		7.500%, due 06/15/22	10,309
8,380		7.500%, due 08/15/22	8,962
12,450		7.500%, due 06/15/24	13,285
21,431		7.500%, due 01/15/26	22,817
2,215		7.500%, due 07/15/26	2,359
56,227		7.500%, due 03/15/29	59,752
62,616		7.500%, due 04/15/29	66,541
179,201		7.500%, due 08/15/29	190,434
14,868		7.500%, due 09/15/29	15,800
41,880		7.500%, due 10/15/29	44,505

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 0.6% (continued)
$62,172		7.500%, due 12/15/29	$66,077
47,520		7.500%, due 01/15/30	50,481
111,554		7.500%, due 02/15/30	118,505
79,203		7.500%, due 05/15/30	84,138
29,769		7.500%, due 06/15/30	31,624
40,135		7.500%, due 07/15/30	42,636
45,174		7.500%, due 08/15/30	47,989
43,862		7.500%, due 10/15/30	46,595
5,569		7.500%, due 11/15/30	5,916
2,357		7.500%, due 01/15/31	2,503
32,089		7.500%, due 02/15/31	34,082
23,013		7.500%, due 03/15/31	24,441
15,933		7.500%, due 04/15/31	16,922
3,016		7.500%, due 09/15/31	3,203
722,300		7.500%, due 12/15/31	767,277
111,604		7.500%, due 01/15/32	118,565
39,510		7.500%, due 02/15/32	41,965
126,662		7.500%, due 03/15/32	134,554
3,231		7.500%, due 04/15/32	3,432
47,320		7.500%, due 05/15/32	50,259
137,975		7.500%, due 06/15/32	146,546
83,940		7.500%, due 07/15/32	89,154
144,031		7.500%, due 08/15/32	152,978
865,725		7.500%, due 09/15/32	919,500

			9,216,028

		Total U.S. Government Agency Obligations
		(Cost $493,193,713)	489,256,696

U.S. Treasury Obligations: 26.2%
		U.S. Treasury Bond: 4.4%
51,310,000	L	5.375%, due 02/15/31	57,499,320
6,731,000	C, S	10.375%, due 11/15/12	7,569,750
5,694,000	C, L	13.250%, due 05/15/14	7,412,432

			72,481,502

		U.S. Treasury Inflation-Indexed Bond: 1.0%
14,370,000	S	2.000%, due 01/15/14	15,517,565

			15,517,565

		U.S. Treasury Note: 20.3%
22,000,000	S, L	1.625%, due 02/28/06	21,808,380
126,483,000	S, L	3.875%, due 09/15/10	124,733,993
77,511,000	S, L	4.000%, due 08/31/07	77,271,878
49,000		4.000%, due 09/30/07	48,851
29,219,000	S, L	4.125%, due 08/15/08	29,184,785
81,271,000	L	4.250%, due 08/15/15	80,788,494
35,000	L	4.875%, due 02/15/12	36,191

			333,872,572

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		U.S. Treasury STRIP: 0.5%
$12,740,000		4.570%, due 05/15/16	$7,926,535

			7,926,535

		Total U.S. Treasury Obligations
		(Cost $435,239,523)	429,798,174

Asset-Backed Securities: 6.1%
		Automobile Asset Backed Securities: 1.4%
5,718,925	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	5,684,125
5,858,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	5,821,862
888,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	868,930
1,851,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	1,816,711
4,320,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	4,259,874
4,773,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,746,600

			23,198,102

		Credit Card Asset Backed Securities: 0.9%
8,800,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	8,877,800
374,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	389,267
3,460,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	3,444,123
1,190,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	1,241,840

			13,953,030

		Home Equity Asset Backed Securities: 2.0%
975,502	C	Argent Securities, Inc., 3.961%, due 03/25/34	976,883
1,095,576	C	Asset Backed Funding Certificates, 3.921%, due 10/25/33	1,098,449
4,214,617	C	Bayview Financial Acquisition Trust, 4.338%, due 09/28/43	4,226,123
683,895	C	Centex Home Equity, 3.921%, due 01/25/34	684,639
1,721,146	C	GMAC Mortgage Corp. Loan Trust, 3.871%, due 12/25/20	1,722,343
10,569,000	C	GSAA Trust, 5.242%, due 06/25/34	10,570,883
1,713,476	C	Merrill Lynch Mortgage Investors, Inc., 4.001%, due 07/25/34	1,720,835
1,125,865	C	New Century Home Equity Loan Trust, 4.080%, due 08/25/34	1,126,735
1,114,000	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,101,100
1,977,000	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,977,000
6,470,785	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	6,454,752
1,990,000	C	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	1,953,687

			33,613,429

		Other Asset Backed Securities: 1.8%
259,068	C	Ameriquest Mortgage Securities, Inc., 3.941%, due 02/25/34	259,364
802,979	C	Amortizing Residential Collateral Trust, 4.330%, due 05/25/32	803,684
2,434,981	C	Chase Funding Mortgage Loan, 4.130%, due 07/25/33	2,440,758
2,310,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,292,028
9,272,312	C	Lehman XS Trust, 3.921%, due 08/25/35	9,272,312
1,695,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,686,525
591,881	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	590,374
597,044	C	Residential Asset Mortgage Products, Inc., 3.951%, due 06/25/33	598,257
11,900,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	11,949,624

			29,892,926

		Total Asset-Backed Securities
		(Cost $100,657,487)	100,657,487

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Collateralized Mortgage Obligation: 19.1%
		Commercial Mortgage Backed Securities: 5.4%
$3,941,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	$3,860,595
5,657,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	5,607,455
2,735,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,720,778
3,080,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,979,497
195,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	189,301
3,372,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,311,934
777,000	C	Capco America Securitization Corp., 6.260%, due 10/15/30	809,555
279,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	293,498
6,167,579	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,698,376
811,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	782,738
3,369,345	C	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,261,816
3,500,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	3,676,370
3,389,045	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	3,322,596
793,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	777,600
301,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	300,022
3,880,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,800,035
7,052,289	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	6,921,626
10,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,795
4,589,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,809,214
8,996,422	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	9,260,918
1,794,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,739,765
10,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	9,783
499,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	488,869
567,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	555,873
176,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	175,146
5,220,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,472,182
4,500,000	C, L	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,950,266
8,191,276	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	8,488,781
3,958,706	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,824,131

			89,098,515

		Whole Loan Collateral PAC: 0.2%
2,455,205	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	2,521,507

			2,521,507

		Whole Loan Collateral CMO: 13.5%
3,505,424	C	Banc of America Funding Corp., 4.040%, due 09/20/35	3,503,671
13,875,262	C	Banc of America Funding Corp., 5.352%, due 09/20/35	13,797,560
9,258,869	C	Banc of America Funding Corp., 5.649%, due 06/20/35	9,516,265
7,499,299	C	Banc of America Funding Corp., 5.750%, due 09/20/34	7,515,145
2,819,450	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	2,819,880
2,649,209	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33	2,639,287
5,981,284	C	Banc of America Mortgage Securities, 5.500%, due 06/25/35	6,004,496
2,903,543	C	Bear Stearns Alt-A Trust, 3.961%, due 07/25/34	2,907,839
5,076,439	C	Citigroup Mortgage Loan Trust, Inc., 3.580%, due 02/25/35	5,079,719
2,518,511	C	Countrywide Alternative Loan Trust, 3.941%, due 02/25/35	2,523,537
15,017,316	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	14,993,851
2,490,470	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,500,655

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateral CMO: 13.5% (continued)
$4,283,340	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	$4,249,930
8,751,805	C	Freddie Mac, 4.418%, due 04/15/32	8,815,105
10,238,843	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	10,162,052
2,069,196	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	2,077,261
2,131,343	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	2,111,337
3,966,128	C	Harborview Mortgage Loan Trust, 4.139%, due 01/19/35	3,967,367
2,997,917	C	Homebanc Mortgage Trust, 4.071%, due 08/25/29	3,012,061
13,704,634	C	MASTR Adjustable Rate Mortgages Trust, 5.365%, due 06/30/19	13,653,242
7,235,914	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	7,310,331
1,635,599	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,656,271
4,564,053	C	MLCC Mortgage Investors, Inc., 4.060%, due 04/25/29	4,569,165
2,210,458	C	MLCC Mortgage Investors, Inc., 4.150%, due 01/25/29	2,213,257
2,185,034	C, S	QFA Royalties LLC, 7.300%, due 02/20/25	2,178,888
6,902,678	C	Residential Accredit Loans, Inc., 4.230%, due 04/25/35	6,907,035
9,665,919	C	Residential Accredit Loans, Inc., 4.330%, due 08/25/35	9,695,263
1,055,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	1,059,943
1,770,236	C	Residential Funding Mtg. Sec I, 4.280%, due 05/25/33	1,773,362
1,044,305	C	Residential Funding Mtg. Sec I, 4.330%, due 12/25/33	1,044,843
2,596,625	C	Sequoia Mortgage Trust, 4.066%, due 01/20/35	2,600,983
2,751,730	C	Structured Adjustable Rate Mortgage Loan Trust, 4.140%, due 07/25/35	2,747,967
7,271,036	C	Structured Asset Mortgage Investments, Inc., 4.029%, due 04/19/35	7,256,267
2,502,582	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	2,489,288
4,577,757	C	Thornburg Mortgage Securities Trust, 4.180%, due 12/25/33	4,588,320
4,822,583	C	Thornburg Mortgage Securities Trust, 4.200%, due 09/25/34	4,835,209
5,086,993	C	Washington Mutual, Inc., 4.080%, due 01/25/45	5,089,780
3,441,304	C	Washington Mutual, Inc., 4.108%, due 06/25/44	3,445,629
3,606,306	C	Washington Mutual, Inc., 4.140%, due 01/25/45	3,611,032
5,451,769	C	Washington Mutual, Inc., 4.230%, due 08/25/45	5,450,065
4,894,247	C	Washington Mutual, Inc., 6.000%, due 06/25/34	4,943,189
760,413	C	Wells Fargo Mortgage Backed Securities Trust, 4.330%, due 02/25/34	760,885
5,950,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	5,738,259
7,631,498	C	Wells Fargo Mortgage Backed Securities Trust, 5.000%, due 12/25/33	7,419,251

			221,234,742

		Total Collateralized Mortgage Obligations
		(Cost $316,435,971)	312,854,764

Municipal Bonds: 0.3%
		Municipal: 0.3%
1,325,000		City of New York, 5.000%, due 11/01/08	1,392,244
1,325,000		City of New York, 5.000%, due 11/01/11	1,426,840
1,315,000	C	City of New York, 5.000%, due 11/01/15	1,423,552
615,000	C	City of New York, 5.000%, due 04/01/35	635,652

			4,878,288

		Total Municipal Bonds
		(Cost $316,435,971)	4,878,288

Other Bonds: 0.3%
		Sovereign: 0.3%
2,089,000	@@, L	Mexico Government Intl. Bond, 6.625%, due 03/03/15	2,274,921
1,918,644	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	2,875,045

			5,149,966

		Total Other Bonds
		(Cost $4,264,909)	5,149,966

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Preferred Stock: 1.8%
		Banks: 0.6%
844	#, C	DG Funding Trust	$9,036,075

			9,036,075

		Diversified Financial Services: 0.1%
76,600	C	National Rural Utilities Cooperative Finance Corp.	1,870,572

			1,870,572

		Electric: 0.1%
49,875	@	TECO Energy, Inc.	1,263,631

			1,263,631

		Insurance: 0.8%
269,299	@@, C	Aegon NV	6,864,432
271,450	C	Metlife, Inc.	6,881,257

			13,745,689

		Telecommunications: 0.2%
2,669	@@, #	Centaur Funding Corp.	3,488,049

			3,488,049

		Total Preferred Stock
		(Cost $29,486,930)	29,404,016

		Total Long-Term Investments
		(Cost $1,745,763,455)	1,729,642,322

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 31.4%
		Repurchase Agreement: 5.3%
$86,522,000	S	Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $86,549,327 to be received upon repurchase (Collateralized by $88,529,000 various U.S. Government Agency obligations, 0.000%-6.300%, Market Value plus accrued interest $88,252,770, due 07/15/06-10/28/19).		$86,522,000

		Total Repurchase Agreement
		(Cost $86,522,000)		86,522,000

		Securities Lending Collateralcc 26.1%
429,192,393		The Bank of New York Institutional Cash Reserves		429,192,393

		Total Securities Lending Collateral
		(Cost $429,192,393)		429,192,393

		Total Short-Term Investments
		(Cost $515,714,393)		515,714,393

		Total Investments in Securities
		(Cost $2,261,477,848)*	136.8%	$2,245,356,715
		Other Assets and Liabilities, Net	(36.8)	(603,815,756)

		Net Assets	100.0%	$1,641,540,959

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	CC	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $2,263,146,415.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,151,755
		Gross Unrealized Depreciation	(19,941,455)

		Net Unrealized Depreciation	$(17,789,700)

Information concerning open futures contracts for the ING VP Intermediate Bond Portfolio at September 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

U.S. 30 Year Treasury Note	413	$47,249,781	12/20/05	($605,432)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain (Loss)

U.S. 2 Year Treasury Note	209	$43,031,140	01/05/06	$230,835

Information concerning the Interest Rate Swap Agreement outstanding for the ING VP Intermediate Bond Portfolio at September 30, 2005, is shown below:

					Unrealized
	Termination			Notional	Appreciation
Type	Date			Principal	(Depreciation)

Receive a fixed rate equal to 1.800% and pay a floating rate based on the 3-month LIBOR B BA	03/01/34	X	JPY	1,295,250,000	320,417

Counterparty: UBS AG

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Intermediate Bond Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial			Percentage
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Alpine III, 4.330%, due 08/16/14	948,000	8/4/2004	$948,000	$950,623	0.0%
Alpine III, 4.740%, due 08/16/14	948,000	8/4/2004	948,000	950,286	0.0
Alpine III, 6.540%, due 08/16/14	1,576,000	8/4/2004	1,595,783	1,582,887	0.0
Alpine III, 9.790%, due 08/16/14	2,646,000	8/16/2004	2,679,498	2,722,798	0.0

			$6,171,281	$6,206,594	0.0%

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 28, 2005